Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost
Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2014	2013

	(In thousands)
Change in benefit obligation
Beginning of year	$(3,246)	$(4,831)
Service cost	(294)	(356)
Interest cost	(139)	(172)
Plan Amendment	––	1,113
Actuarial (loss) gain	(280)	807
Benefits paid	63	193

End of year	(3,896)	(3,246)

Change in fair value of plan assets
Beginning of year	3,947	3,206
Actual return on plan assets	351	684
Employer contribution	250	250
Benefits paid	(63)	(193)

End of year	4,485	3,947

Funded status at end of year	$589	$701

Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2014	2013

	(In thousands)

Unamortized net loss	$998	$766
Unamortized prior service	(1,023)	(1,112)

	$(25)	$(346)

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets
Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2014	2013

	(In thousands)

Projected benefit obligation	$3,896	$3,246
Accumulated benefit obligation	$3,847	$3,246
Fair value of plan assets	$4,485	$3,947

Pension Expense
	December 31,
	2014	2013

	(In thousands)
Components of net periodic benefit cost
Service cost	$294	$356
Interest cost	139	172
Expected return on plan assets	(331)	(258)
Amortization of prior service (credit) cost	(89)	15
Amortization of net loss	30	153

Net periodic benefit cost	$43	$438

Summary of Significant Assumptions
Significant assumptions include:

	Pension Benefits
	2014	2013

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.98%	4.34%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.34%	3.61%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2014:

Pension
Benefits
(In thousands)

2015	$112
2016	355
2017	438
2018	341
2019	212
2020-2024	1,932

Total	$3,390

Target Asset Allocation Percentages
The target asset allocation percentages for both 2014 and 2013 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

Investment of Fair Value of Plan Assets as a Percentage of the Total
At December 31, 2014 and 2013, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2014	2013

Equity securities	77.9%	78.0%
Debt securities	22.0	21.9
Cash and cash equivalents	0.1	0.1

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category
The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2014
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$33	$33	$––	$––
Mutual funds – equities
International	464	464	––	––
Large Cap	1,828	1,828	––	––
Small and Mid Cap	1,202	1,202	––	––
Mutual funds – fixed income
Core bond	712	712	––	––
High yield corporate	246	246	––	––

Total	$4,485	$4,485	$––	$––

December 31, 2013
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$32	$32	$––	$––
Mutual funds – equities
International	312	312	––	––
Large Cap	1,589	1,589	––	––
Small and Mid Cap	1,148	1,148	––	––
Mutual funds – fixed income
Core bond	751	751	––	––
High yield corporate	115	115	––	––

Total	$3,947	$3,947	$––	$––

Share Information for the ESOP
Share information for the ESOP is as follows at December 31, 2014 and 2013:

	2014	2013

Allocated shares at beginning of the year	$171,930	$148,295
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	3,677	(3,207)
Unearned shares	141,811	165,446

Total ESOP shares	341,053	334,169

Fair value of unearned shares at December 31	$1,144,000	$1,329,000